UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04765
BNY Mellon New York AMT-Free Municipal Bond Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/24
ITEM 1 - Reports to Stockholders
BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class A – PSNYX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$82	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 5.59%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	0.86%	-0.07%	1.51%
without Sales Charge	5.59%	0.85%	1.98%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)

Education
12.0%
Airport
11.9%
Water & Sewer
8.0%
Transportation
7.9%
Development
7.8%
Medical
7.4%
General Obligation
6.4%
Power
4.4%
Tobacco Settlement
4.3%
Utilities
3.2%
Nursing Homes
1.7%
Multifamily Housing
1.2%
Net Other Assets and Liabilities
23.8%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0021AR1124

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class C – PNYCX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$163	1.59%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 4.75%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	3.75%	*	0.09%	1.21%
without Deferred Sales Charge	4.75%		0.09%	1.21%
Bloomberg U.S. Municipal Bond Index	4.93%		1.35%	2.45%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0631AR1124

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class I – DNYIX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$57	0.55%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 5.85%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	5.85%	1.11%	2.23%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6108AR1124

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Y – DNYYX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.49%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 5.91%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	5.91%	1.11%	2.22%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0028AR1124
BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Z – DNYAX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of May 17, 2024, the commencement of the Fund's Class Z shares to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.60%*
*	Annualized.
How did the Fund perform since inception?
  For the period from May 17, 2024 through November 30, 2024, the Fund’s Class Z shares returned 3.67%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 3.18% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Z	5.69%	0.87%	1.99%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%
Periods prior to the inception date of the Fund’s Class Z shares (5/17/2024) reflect the performance of the Fund’s Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Z shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bny.com/literaturecenter.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  On May 17, 2024, the Fund commenced offering Class Z shares. Effective May 17, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has contractually agreed, through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .55%. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate this expense limitation agreement at any time.
  As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Fund’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc. (the “Acquired Fund”) were transferred to the Fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the Fund in an amount equal to the aggregate net asset value of their investment in the Fund’s Class Z shares at the time of the exchange.
This is a summary of certain changes to the Fund since May 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6357AR1124

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,928 in 2023 and $37,666 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,801 in 2023 and $12,339 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2023 and $6,685 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,158 in 2023 and $17,719 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item,

were $941 in 2023 and $1,052 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,886,566 in 2023 and $1,486,377 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024

Class	Ticker
A	PSNYX
C	PNYCX
I	DNYIX
Y	DNYYX
Z	DNYAX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon New York AMT-Free Municipal Bond Fund
Statement of Investments
November 30, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9%
New York — 97.2%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,953,050
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	3,109,251
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,886,954
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,427,646
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	1,025,559
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	3,000,000	2,937,069
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	703,138
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,200,000	1,205,454
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	469,669
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,431,551
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	789,608
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2041	1,725,000	1,717,667
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,194,334
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	873,073
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	4,201,780
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000	4,190,766
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,000,651
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,397,371
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	826,966
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,217,055
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000	7,019,629
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,163,885
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	4,000,000	4,133,023
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,721,095
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000	3,023,932
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,228,028

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,991,397
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	3,076,204
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	2,061,126
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,658,738
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,203,481
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	7,000,000	7,181,905
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	9,825,000	10,176,071
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,124,558
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,202,233
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	7,221,560
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,854,686
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,293,561
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,536,337
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000	10,121,029
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	7,000,000	7,010,473
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,125,312
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,175,487
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,531,449
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	11,463,142
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,800,119
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,470,924
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,832,139
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	835,980
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,043,865
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000	1,042,447
New York City, GO, Ser. 1	4.00	9/1/2052	1,500,000	1,488,024
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	1,006,249
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,735,307
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,090,282
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,169,373
New York City, GO, Ser. C	4.00	8/1/2039	2,000,000	2,041,639
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000	5,763,044
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,128,813

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,401,948
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	4,013,717
New York City, GO, Ser. F1	4.00	3/1/2047	3,000,000	2,998,416
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,131,458
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,721,223
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,150,797
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	5,885,000	5,899,328
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	2,218,733
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,594,890
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(b)	0.60	7/1/2025	1,470,000	1,440,444
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,186,592
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,383,857
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2031	2,500,000	2,627,000
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2032	1,750,000	1,828,529
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	5,000,000	4,975,007
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	3,500,000	3,518,733
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,492,066
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,618,767
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	11,176,259
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000	4,105,968
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	7,483,612
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	4.00	6/15/2050	1,500,000	1,497,800
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.00	6/15/2040	8,000,000	8,628,356
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000	3,728,186
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	7,500,000	7,592,673
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000	5,037,346
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A1	5.00	8/1/2033	3,120,000	3,318,719

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,321,358
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	2,000,000	1,981,857
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,140,473
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. D	4.00	11/1/2039	3,585,000	3,686,840
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. E1	5.00	2/1/2040	4,000,000	4,056,230
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S	5.00	7/15/2040	8,000,000	8,061,892
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	11,331,256
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,723,526
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2040	5,000,000	5,049,277
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,995,498
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax)	5.00	11/1/2039	10,000,000	10,572,885
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2034	1,500,000	1,604,982
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(c)	0.00	11/15/2050	18,180,000	5,651,962
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(c)	0.00	11/15/2046	11,220,000	4,093,996
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000	4,543,971
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	25,000	25,018
New York Liberty Development Corp., Revenue Bonds, (JFK International Airport Terminal) Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	15,000,000	15,008,263
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,726,357
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	9,807,985
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,784,720
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000	4,938,737
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	6,890,000	6,893,250
New York State Dormitory Authority, Revenue Bonds (Bidding Group) Ser. A	5.00	3/15/2055	5,650,000	6,209,234
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,505,180
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	10/1/2050	2,500,000	2,720,876
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,156,789

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2035	900,000	923,656
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2036	575,000	587,887
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(c)	0.00	7/1/2028	18,335,000	16,470,831
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,491,667
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	3,119,114
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	16,035,000	16,705,127
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	2,000,000	2,095,914
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.50	10/1/2054	8,000,000	8,974,005
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,138,638
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	5,840,000	5,855,613
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	3,004,393
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,039,899
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,082,796
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,090,407
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,907,102
New York State Dormitory Authority, Revenue Bonds, Refunding (New School)	5.00	7/1/2040	5,200,000	5,225,927
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	4,400,000	4,260,497
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,087,441
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,083,447
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,430,511
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000	8,167,441
New York State Dormitory Authority, Revenue Bonds, Refunding (North Shore Long Island Jewish) Ser. A	5.00	5/1/2043	4,000,000	4,025,995
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2054	5,000,000	4,780,488
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	513,246

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	4.00	7/1/2048	3,775,000	3,736,787
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	5.00	7/1/2030	1,250,000	1,308,167
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,056,876
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(d)	4.00	3/15/2029	5,000	5,293
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2049	6,930,000	6,906,234
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,972,709
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,362,356
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	2,200,000	2,244,192
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	2,033,919
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	1,014,328
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	6,156,785
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	5,000,000	5,642,832
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,024,555
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	15,320,323
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond)(b)	3.80	5/1/2029	4,000,000	4,016,373
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	905,000	899,842
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2033	2,125,000	2,164,470
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2046	3,500,000	3,544,151
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,974,283
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	992,219
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	5,937,413
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,650,126
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,273,075
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,920,393
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	7,310,716
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,133,032
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,150,881
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2032	1,025,000	1,113,122
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2033	1,500,000	1,625,389
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2041	5,000,000	5,267,680
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	13,400,000	13,400,234
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal)	5.63	4/1/2040	2,000,000	2,165,260

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.25	6/30/2060	20,000,000	21,261,960
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,500,000	2,594,211
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,446,124
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal)	4.00	12/1/2040	2,500,000	2,502,067
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal)	4.00	12/1/2042	3,000,000	2,966,922
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,650,117
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,541,011
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal) Ser. A(e)	5.00	12/31/2054	1,500,000	1,006,680
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal) Ser. A	5.25	12/31/2054	7,000,000	7,545,105
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A(a)	4.75	11/1/2042	3,000,000	2,936,120
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	2,000,507
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,749,972
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,858,575
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,500,000	4,371,862
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	2,550,000	2,825,395
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000	3,027,962
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,886,756
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,151,092
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93	6.13	6/1/2094	16,955,000	16,976,251
Port Authority of New York & New Jersey, Revenue Bonds, Refunding Ser. 237	5.00	1/15/2052	2,000,000	2,172,377
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	10/1/2035	5,000,000	5,096,583
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	4/1/2036	4,000,000	4,073,013
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000	4,088,634
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211	5.00	9/1/2048	2,000,000	2,081,668

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,038,481
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	6,000,000	6,505,652
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,589,408
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,096,703
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	772,551
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,372,455
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,680,902
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,644,056
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	3,000,000	3,187,699
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,107,903
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	11/15/2045	1,500,000	1,510,103
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,508,731
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1	4.00	5/15/2046	4,000,000	4,000,515
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	8,489,404
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,951,286
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,652,727
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,218,985
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	6,768,519
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C	5.00	11/15/2038	5,000,000	5,805,138
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	3,561,092
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,166,995
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,299,585
Utility Debt Securitization Authority, Revenue Bonds	5.00	12/15/2041	7,000,000	7,309,145
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	19,500,000	19,822,596
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,862,730
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	278,146
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	291,425
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	260,199
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	207,317

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
New York — 97.2% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	460,828
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	7,800,000	7,922,008
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	9,510,000	9,678,874
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	1,003,716
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,501,978
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	429,992
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	643,531
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	466,167
				920,932,557
U.S. Related — .7%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,908,059
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,093,252
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,698,764
				6,700,075
Total Investments (cost $944,400,152)			97.9%	927,632,632
Cash and Receivables (Net)			2.1%	20,006,851
Net Assets			100.0%	947,639,483

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $29,557,219 or 3.1% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	944,400,152	927,632,632
Cash		8,852,572
Interest receivable		12,082,741
Receivable for shares of Beneficial Interest subscribed		6,270
Prepaid expenses		44,521
		948,618,736
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		442,061
Payable for shares of Beneficial Interest redeemed		427,588
Trustees’ fees and expenses payable		9,866
Other accrued expenses		99,738
		979,253
Net Assets ($)		947,639,483
Composition of Net Assets ($):
Paid-in capital		975,268,964
Total distributable earnings (loss)		(27,629,481)
Net Assets ($)		947,639,483

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	200,625,380	1,254,798	43,500,382	946.94	702,257,976
Shares Outstanding	14,521,263	90,808	3,148,855	68.49	50,852,484
Net Asset Value Per Share ($)	13.82	13.82	13.81	13.83	13.81
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2024

Investment Income ($):
Interest Income	21,298,747
Expenses:
Management fee—Note 3(a)	2,741,032
Shareholder servicing costs—Note 3(c)	1,008,395
Professional fees	96,114
Trustees’ fees and expenses—Note 3(d)	70,333
Registration fees	69,178
Prospectus and shareholders’ reports	34,148
Chief Compliance Officer fees—Note 3(c)	20,224
Loan commitment fees—Note 2	17,202
Distribution fees—Note 3(b)	15,707
Custodian fees—Note 3(c)	14,804
Miscellaneous	54,951
Total Expenses	4,142,088
Less—reduction in expenses due to undertaking—Note 3(a)	(47,908)
Less—reduction in fees due to earnings credits—Note 3(c)	(23,203)
Net Expenses	4,070,977
Net Investment Income	17,227,770
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,161,324)
Net change in unrealized appreciation (depreciation) on investments	17,727,078
Net Realized and Unrealized Gain (Loss) on Investments	16,565,754
Net Increase in Net Assets Resulting from Operations	33,793,524
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2024	2023
Operations ($):
Net investment income	17,227,770	6,087,043
Net realized gain (loss) on investments	(1,161,324)	(1,358,270)
Net change in unrealized appreciation (depreciation) on investments	17,727,078	3,657,935
Net Increase (Decrease) in Net Assets Resulting from Operations	33,793,524	8,386,708
Distributions ($):
Distributions to shareholders:
Class A	(5,071,668)	(5,068,926)
Class C	(38,581)	(67,413)
Class I	(1,033,846)	(941,595)
Class Y	(28)	(28)
Class Z	(11,007,627)	-
Total Distributions	(17,151,750)	(6,077,962)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	30,571,864	17,235,288
Class C	-	114,719
Class I	22,516,376	9,827,380
Class Z	13,275,448	-
Net assets recieved in connection with reorganization—Note 1	727,066,247	-
Distributions reinvested:
Class A	4,321,003	4,268,314
Class C	38,581	67,412
Class I	1,019,257	924,086
Class Z	9,064,038	-
Cost of shares redeemed:
Class A	(31,104,616)	(23,717,322)
Class C	(1,564,008)	(2,325,691)
Class I	(10,652,842)	(18,507,565)
Class Z	(57,484,180)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	707,067,168	(12,113,379)
Total Increase (Decrease) in Net Assets	723,708,942	(9,804,633)
Net Assets ($):
Beginning of Period	223,930,541	233,735,174
End of Period	947,639,483	223,930,541

	Year Ended November 30,
	2024	2023
Capital Share Transactions (Shares):
Class A(a)
Shares sold	2,232,734	1,287,472
Shares issued for distributions reinvested	316,352	320,464
Shares redeemed	(2,290,153)	(1,778,205)
Net Increase (Decrease) in Shares Outstanding	258,933	(170,269)
Class C
Shares sold	-	8,582
Shares issued for distributions reinvested	2,827	5,054
Shares redeemed	(114,280)	(174,056)
Net Increase (Decrease) in Shares Outstanding	(111,453)	(160,420)
Class I(a)
Shares sold	1,650,492	735,328
Shares issued for distributions reinvested	74,598	69,363
Shares redeemed	(780,016)	(1,391,644)
Net Increase (Decrease) in Shares Outstanding	945,074	(586,953)
Class Z(a)
Shares sold	980,160	-
Shares issued in connection with reorganization—Note 1	53,431,117	-
Shares issued for distributions reinvested	662,009	-
Shares redeemed	(4,220,802)	-
Net Increase (Decrease) in Shares Outstanding	50,852,484	-

(a)
During the period ended November 30, 2024, 2,489 Class Z shares representing $34,178 were exchanged for 2,489 Class A shares and 1,953 Class Z shares representing $26,364 were exchanged for 1,953 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.43	13.29	15.23	15.22	15.16
Investment Operations:
Net investment income(a)	.36	.35	.34	.33	.37
Net realized and unrealized gain (loss) on investments	.39	.14	(1.90)	.12	.09
Total from Investment Operations	.75	.49	(1.56)	.45	.46
Distributions:
Dividends from net investment income	(.36 )	(.35 )	(.34 )	(.33 )	(.37 )
Dividends from net realized gain on investments	-	-	(.04 )	(.11 )	(.03 )
Total Distributions	(.36 )	(.35 )	(.38 )	(.44 )	(.40 )
Net asset value, end of period	13.82	13.43	13.29	15.23	15.22
Total Return (%)(b)	5.59	3.72	(10.33)	3.03	3.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.91	.96	.94	.97
Ratio of net expenses to average net assets	.80	.83	.84	.84	.87
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04
Ratio of net investment income to average net assets	2.67	2.61	2.43	2.18	2.46
Portfolio Turnover Rate	19.61	10.20	7.49	7.88	13.63
Net Assets, end of period ($ x 1,000)	200,625	191,608	191,825	227,800	233,774

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended November 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.44	13.29	15.23	15.22	15.16
Investment Operations:
Net investment income(a)	.25	.25	.23	.21	.26
Net realized and unrealized gain (loss) on investments	.38	.15	(1.90)	.12	.08
Total from Investment Operations	.63	.40	(1.67)	.33	.34
Distributions:
Dividends from net investment income	(.25 )	(.25 )	(.23 )	(.21 )	(.25 )
Dividends from net realized gain on investments	-	-	(.04 )	(.11 )	(.03 )
Total Distributions	(.25 )	(.25 )	(.27 )	(.32 )	(.28 )
Net asset value, end of period	13.82	13.44	13.29	15.23	15.22
Total Return (%)(b)	4.75	3.02	(11.07)	2.30	2.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65	1.71	1.75	1.72	1.73
Ratio of net expenses to average net assets	1.59	1.59	1.60	1.62	1.63
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04
Ratio of net investment income to average net assets	1.85	1.85	1.66	1.41	1.70
Portfolio Turnover Rate	19.61	10.20	7.49	7.88	13.63
Net Assets, end of period ($ x 1,000)	1,255	2,718	4,821	6,092	9,745

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.43	13.29	15.23	15.22	15.16
Investment Operations:
Net investment income(a)	.40	.38	.37	.37	.41
Net realized and unrealized gain (loss) on investments	.38	.14	(1.90)	.12	.09
Total from Investment Operations	.78	.52	(1.53)	.49	.50
Distributions:
Dividends from net investment income	(.40 )	(.38 )	(.37 )	(.37 )	(.41 )
Dividends from net realized gain on investments	-	-	(.04 )	(.11 )	(.03 )
Total Distributions	(.40 )	(.38 )	(.41 )	(.48 )	(.44 )
Net asset value, end of period	13.81	13.43	13.29	15.23	15.22
Total Return (%)	5.85	3.98	(10.10)	3.29	3.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.68	.73	.70	.72
Ratio of net expenses to average net assets	.55	.59	.59	.60	.62
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04
Ratio of net investment income to average net assets	2.93	2.86	2.67	2.42	2.70
Portfolio Turnover Rate	19.61	10.20	7.49	7.88	13.63
Net Assets, end of period ($ x 1,000)	43,500	29,604	37,088	73,532	61,536

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended November 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.44	13.30	15.24	15.22	15.16
Investment Operations:
Net investment income(a)	.40	.38	.37	.37	.41
Net realized and unrealized gain (loss) on investments	.39	.17	(1.94)	.13	.09
Total from Investment Operations	.79	.55	(1.57)	.50	.50
Distributions:
Dividends from net investment income	(.40 )	(.41 )	(.33 )	(.37 )	(.41 )
Dividends from net realized gain on investments	-	-	(.04 )	(.11 )	(.03 )
Total Distributions	(.40 )	(.41 )	(.37 )	(.48 )	(.44 )
Net asset value, end of period	13.83	13.44	13.30	15.24	15.22
Total Return (%)	5.91	4.17	(10.38)	3.38	3.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49	.68	.73	.67	.70
Ratio of net expenses to average net assets	.49	.59	.59	.57	.60
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04
Ratio of net investment income to average net assets	2.95	2.86	2.68	2.45	2.74
Portfolio Turnover Rate	19.61	10.20	7.49	7.88	13.63
Net Assets, end of period ($ x 1,000)	1	1	1	317	317

(a)	Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Period Ended November 30, 2024(a)
Class Z Shares
Per Share Data ($):
Net asset value, beginning of period	13.61
Investment Operations:
Net investment income(b)	.21
Net realized and unrealized gain (loss) on investments	.20
Total from Investment Operations	.41
Distributions:
Dividends from net investment income	(.21 )
Net asset value, end of period	13.81
Total Return (%)	3.67 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61 (d)
Ratio of net expenses to average net assets	.60 (d)
Ratio of net investment income to average net assets	2.91 (d)
Portfolio Turnover Rate	19.61
Net Assets, end of period ($ x 1,000)	702,258

(a)	On May 17, 2024, the fund commenced offering Class Z shares.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon New York AMT-Free Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
On May 17, 2024, the fund commenced offering Class Z shares.
As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the fund’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the fund in an amount equal to the aggregate net asset value of their investment in the fund’s Class Z shares at the time of the exchange. The net asset value of the fund’s Class Z shares on the close of business on May 17, 2024, after the reorganization was $13.61 for Class Z shares, and a total of 53,431,117 shares were issued to shareholders of the Acquired Fund in the exchange.
The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for the Acquired Fund and the fund were as follows:
Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon New York AMT-Free Municipal Bond Fund	(7,438,013)	219,991,385
BNY Mellon New York Tax Exempt Bond Fund, Inc.	(23,638,577)	727,066,247
Assuming the merger had been completed on December 1, 2023, the fund’s pro forma results in the Statement of Operations during the period ended November 30, 2024 would be as follows:
Net investment income	$37,118,836†
Net realized and unrealized gain (loss) on investments	$22,443,138††
Net increase (decrease) in net assets resulting from operations	$59,561,974

†	$17,227,770 as reported in the Statement of Operations, plus $19,891,066 the Acquired Fund pre-merger.
††	$16,565,754 as reported in the Statement of Operations, plus $5,877,384 the Acquired Fund pre-merger.
Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon New York Tax Exempt Bond Fund, Inc. that have been included in the fund’s Statement of Operations since May 17, 2024.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (continued)
As of November 30, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	927,632,632	—	927,632,632

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Non-Diversification Risk:The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)
Each tax year in the four-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $225,741, accumulated capital losses $11,378,056 and unrealized depreciation $16,477,166.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2024. The fund has $3,938,032 of short-term capital losses and $7,440,024 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows: tax-exempt income $17,151,750 and $6,077,962, respectively.
During the period ended November 30, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for capital loss carryovers from a fund merger, the fund decreased total distributable earnings (loss) by $6,413,137 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2023 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. On April 1, 2024, the Adviser terminated this expense limitation. The Adviser has contractually agreed, from May 17, 2024 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .55% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $47,908 during the period ended November 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended November 30, 2024, the Distributor retained $242 from commissions earned on sales of the fund’s Class A shares and $350 from CDSC fees on redemptions of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2024, Class C shares were charged

NOTES TO FINANCIAL STATEMENTS (continued)
$15,707 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2024, Class A and Class C shares were charged $477,511 and $5,236, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2024, Class Z shares were charged $311,085 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $134,602 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8,640.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $14,804 pursuant to the custody agreement. These fees were partially offset by earnings credits of $14,563.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2024, the fund was charged $9,244 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended November 30, 2024, the fund was charged $20,224 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $346,885, Distribution Plan fees of $800, Shareholder Services Plan fees of $40,990, Custodian fees of $2,568, Chief Compliance Officer fees of $2,705 and Transfer Agent fees of $48,113.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2024, amounted to $117,824,510 and $134,719,342, respectively.
At November 30, 2024, the cost of investments for federal income tax purposes was $944,109,798; accordingly, accumulated net unrealized depreciation on investments was $16,477,166, consisting of $8,643,258 gross unrealized appreciation and $25,120,424 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon New York AMT-Free Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”), including the statement of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended November 30, 2024 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0021NCSRAR1124

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York AMT-Free Municipal Bond Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 23, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 23, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)